Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) $ in Thousands, in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 132,278,593	132,278,593	$ 132,278,593	$ 115,372,393
Changes in identifiable intangible assets
Increases other than from business combinations		55,343,609		25,208,199
Increase (decrease) from foreign currency translation differences		(4,741,373)		3,537,237
Amortization		(14,375,081)		(11,903,007)
Impairment loss recognized in profit or loss		(217,658)
Disposals and removals from service		(1,616,582)
Removals from service		(1,616,582)
Argentina Hyperinflation Effect		142		203
Other Increases (decreases)		(1,557,129)		63,568
Total changes in identifiable intangible assets		32,835,928		16,906,200
Ending balance		165,114,521	165,114,521	132,278,593	$ 115,372,393
Impairment Loss | $	378,993		0	0	0
Easements and Water Rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	17,352,892	17,352,892	17,352,892	17,736,954
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences		(239,991)		425,373
Amortization		(556,017)		(809,435)
Increases (decreases) from transfers and other changes		91,775
Increases (decreases) from transfers		91,775
Disposals and removals from service		(1,616,582)
Removals from service		(1,616,582)
Total changes in identifiable intangible assets		(2,320,815)		(384,062)
Ending balance		15,032,077		17,352,892	17,736,954
Concession [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	26,156,419	26,156,419	26,156,419	25,953,878
Changes in identifiable intangible assets
Increases other than from business combinations		23,221,080
Increase (decrease) from foreign currency translation differences		(3,566,641)		2,028,583
Amortization		(2,009,087)		(1,826,042)
Impairment loss recognized in profit or loss		(217,658)
Total changes in identifiable intangible assets		17,427,694		202,541
Ending balance		43,584,113		26,156,419	25,953,878
Patents, Registered Trademarks and Other Rights
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	316,970	316,970	316,970	7,394
Changes in identifiable intangible assets
Amortization		(24,200)		(24,200)
Increases (decreases) from transfers and other changes		(91,775)		333,776
Increases (decreases) from transfers		(91,775)		333,776
Total changes in identifiable intangible assets		(115,975)		309,576
Ending balance		200,995		316,970	7,394
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	76,162,800	76,162,800	76,162,800	60,067,635
Changes in identifiable intangible assets
Increases other than from business combinations		32,122,529		25,208,199
Increase (decrease) from foreign currency translation differences		(273,172)		156,906
Amortization		(11,785,777)		(9,241,732)
Increases (decreases) from transfers and other changes		(1,067)		(91,776)
Increases (decreases) from transfers		(1,067)		(91,776)
Other Increases (decreases)		(1,557,129)		63,568
Total changes in identifiable intangible assets		18,505,384		16,095,165
Ending balance		94,668,184		76,162,800	60,067,635
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 12,289,512	12,289,512	$ 12,289,512	11,606,532
Changes in identifiable intangible assets
Increase (decrease) from foreign currency translation differences		(661,569)		926,375
Amortization | $				(1,598)
Increases (decreases) from transfers and other changes		1,067		(242,000)
Increases (decreases) from transfers		1,067		(242,000)
Argentina Hyperinflation Effect		142		203
Total changes in identifiable intangible assets		(660,360)		682,980
Ending balance		11,629,152		$ 12,289,512	$ 11,606,532